SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.015	$ 0.015
Ordinary share, authorized shares	62,500,000	62,500,000
Ordinary share, shares issued	10,443,000	10,413,000
Ordinary share, shares outstanding	9,187,000	9,157,000
Treasury Stock, Shares	1,256,000	1,256,000
UTSTARCOM HOLDINGS CORP
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.015	$ 0.015
Ordinary share, authorized shares	62,500,000	62,500,000
Ordinary share, shares issued	10,443,000	10,413,000
Ordinary share, shares outstanding	9,187,000	9,157,000
Treasury Stock, Shares	1,256,000	1,256,000